Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) [Abstract]
Condensed Balance Sheets

Balance Sheets
(In thousands)	December 31, 2014	December 31, 2013
ASSETS
Cash and cash equivalents	$198	$724
Securities available for sale	197	167
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	76,323	62,814
Other assets	447	492
Total assets	$85,665	$72,697
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$78	$59
Subordinated debentures	15,465	15,465
Shareholders' equity	70,122	57,173
Total liabilities and shareholders' equity	$85,665	$72,697

Condensed Statements of Income

Statements of Income	For the years ended December 31,
(In thousands)	2014	2013
Total interest income	$748	$761
Total interest expense	281	287
Net interest income	467	474
Gains on sales of securities	-	3
Other expenses	32	22
Income before provision for income taxes and equity in undistributed net income of subsidiary	435	455
Provision for income taxes	209	116
Income before equity in undistributed net income of subsidiary	226	339
Equity in undistributed net income of subsidiary	6,182	4,776
Net income	6,408	5,115
Preferred stock dividends and discount accretion	-	988
Income available to common shareholders	$6,408	$4,127

Condensed Statements of Cash Flows

Statements of Cash Flows	For the years ended December 31,
(In thousands)	2014	2013
OPERATING ACTIVITIES
Net income	$6,408	$5,115
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(6,182)	(4,776)
Gains on sales of securities	-	(3)
Net change in other assets and other liabilities	53	(22)
Net cash provided by operating activities	279	314
INVESTING ACTIVITIES
Purchases of securities	-	(100)
Proceeds from sales of securities	-	63
Net cash used in investing activities	-	(37)
FINANCING ACTIVITIES
Redemption of perpetual preferred stock from U.S. Treasury	-	(20,649)
Repurchase of warrant from U.S. Treasury	-	(2,707)
Proceeds from exercise of stock options	70	-
Proceeds from rights offering	6,143	-
Investment in Bank	(6,500)	-
Cash dividends paid on preferred stock	-	(585)
Cash dividends paid on common stock	(753)	(188)
Dividend from Bank	235	12,707
Net cash provided by (used in) financing activities	(805)	(11,422)
Increase in cash and cash equivalents	(526)	(11,145)
Cash and cash equivalents, beginning of period	724	11,869
Cash and cash equivalents, end of period	$198	$724
SUPPLEMENTAL DISCLOSURES
Interest paid	$281	$287